Equity	6 Months Ended
Jun. 30, 2024
Disclosure Of Share Capital, Reserves And Other Equity Interest [Abstract]
Equity	Equity
Translation reserve
The translation reserve comprises all foreign exchange differences arising from the translation of the financial statements of foreign operations.
Hedging reserve

	June 30, 2024
(in thousands of USD)	Notional Value	Fair Value - Assets	Fair Value - Liabilities	Change recognized in OCI
Interest rate swaps
USD 150.0 million facility	87,090	2,408	—	1,268

	June 30, 2023
(in thousands of USD)	Notional Value	Fair Value - Assets	Fair Value - Liabilities	Change recognized in OCI
Interest rate swaps
USD 173.6 million facility - Cap Quebec and Cap Pembroke	53,511	1,807	—	22
USD 173.6 million facility - Cap Corpus Christi and Cap Port Arthur	56,838	4,689	—	(503)
USD 713.0 million facility	216,889	15,557	—	(2,199)
USD 73.45 million facility	68,859	5,477	—	13
USD 150.0 million facility	100,013	3,049	254	547
USD 447.0 million facility - part USD 140.0 million term loan	70,000	1,039	64	901
Fx swaps
Fx Euro hedges	31,000	671	78	(447)

The Group, trough the long term charter parties with Valero for two Suezmaxes (Cap Quebec and Cap
Pembroke), entered on March 28, 2018 and April 20, 2018, in two IRSs for a combined notional value of
USD 86.8 million. These IRSs are used to hedge the risk related to the fluctuation of the Libor rate and qualify as hedging instruments in a cash flow hedge relationship under IFRS 9. These instruments have been measured at their fair value; effective changes in fair value have been recognized in OCI and the ineffective portion has been recognized in profit or loss. These IRSs are matching the repayment profile of the underlying USD 173.6 million facility. On November 9, 2023 these hedges have been unwound due to the repayment of the underlying facility and have been recognized in profit or loss.
As part of the fuel hedging program, the Group entered during 2023 into several commodity swaps and futures in connection with its low sulfur fuel oil project for a combined notional value of USD 72.2 million.
These swaps are used to hedge a potential increase in the index underlying the price of low sulfur fuel between the purchase date and the delivery date of the product, i.e. when title to the low sulfur fuel is actually transferred. These instruments do not qualify as hedging instruments in a cash flow hedge relationship under IFRS9. The changes in fair value are directly recognized in profit or loss. In November
2023, management decided to discontinue the bunker storage and offloading program and sold the ULCC
Oceania. As a consequence, there is no longer an active fuel hedging program during 2024.
The Group, through the long term charter parties with Valero for two Suezmaxes (Cap Corpus Christi and
Cap Port Arthur), entered on October 26, 2020 in two IRSs for a combined notional value of USD
70.1 million with effective date in 2021. These IRSs are used to hedge the risk related to the fluctuation of the Libor rate and qualify as hedging instruments in a cash flow hedge relationship under IFRS 9. These instruments have been measured at their fair value; effective changes in fair value have been recognized in OCI and the ineffective portion has been recognized in profit or loss. These IRSs are matching the repayment profile of the underlying USD 173.6 million facility. On November 9, 2023 these hedges have been unwound due to the repayment of the underlying facility and have been recognized in profit or loss.
The Group entered in the second half of 2020 in six Interest Rate Swaps (IRSs) for a combined notional value of USD 237.2 million with effective date in 2021. These IRSs are used to hedge the risk related to the fluctuation of the Libor rate in connection with the new USD 713.0 million sustainability linked loan and qualify as hedging instruments in a cash flow hedge relationship under IFRS 9. These instruments have been measured at their fair value; effective changes in fair value have been recognized in OCI and the ineffective portion has been recognized in profit or loss. On November 9, 2023 these hedges have been unwound due to the repayment of the underlying facility and have been recognized in profit or loss.
The group entered on January 26, 2022 into an interest rate swap agreement, in relation to the USD
73.45 million term loan which had been concluded for the acquisition of the Suezmaxes Cedar and Cypres for a notional value of USD 73.45 million. This IRS is used to hedge the risk related to the fluctuation of the
Libor rate and qualifies as hedging instrument in a cash flow hedge relationship under IFRS 9. This instrument has been measured at fair value; effective changes in fair value have been recognized in OCI and the ineffective portion has been recognized in profit or loss. This IRS is matching the  repayment profile of the underlying USD 73.45 million facility. On November 24, 2023 this hedge has been unwound due to the repayment of the underlying facility and has been recognized in profit or loss.
The Group, in connection to the USD 150.0 million facility raised on June 21, 2022, entered into several
Interest Rate Swaps (IRSs) for a combined notional value of USD 109.4 million. These IRSs are used to hedge the risk related to the fluctuation of the SOFR rate and qualify as hedging instruments in a cash flow hedge relationship under IFRS 9. These instruments have been measured at their fair value; effective changes in fair value have been recognized in OCI and the ineffective portion has been recognized in profit or loss. These IRSs are matching the repayment profile of the facility and mature on March 31, 2030. The notional value of these instruments at June 30, 2024 amounted to USD 87.1 million. The fair value of these instruments at June 30, 2024 amounted to USD 2.4 million (see Note 20 and 22) and USD 1.3 million has been recognized in OCI in 2023.
The Group, in connection to the USD 447.0 million facility raised on December 6, 2022, entered into two
Interest Rate Swaps (IRSs) for a combined notional value of USD 70.0 million. These IRSs are used to hedge the risk related to the fluctuation of the SOFR rate and qualify as hedging instruments in a cash flow hedge relationship under IFRS 9. These instruments have been measured at their fair value; effective changes in fair value have been recognized in OCI and the ineffective portion has been recognized in profit or loss. On
November 9, 2023 these hedges have been unwound due to the repayment of the underlying facility and has been recognized in profit or loss.
The Group entered on August 22, 2022 into four Fx Swaps to hedge 20% of the short position for 2023 and entered into several Fx Swap transactions during the first half 2023. These Fx Swaps are used to hedge the risk related to the fluctuation of EUR/USD. The hedges qualify as hedging instruments in a cash flow hedge relationship under IFRS 9. These instruments have been measured at their fair value; effective changes in fair value have been recognized in OCI and the ineffective portion has been recognized in profit or loss.
The notional value of these instruments at June 30, 2023 amounted to USD9.0 million. The fair value of these instruments at June 30, 2023 amounted to USD 0.5 million and USD (0.5) million has been recognized in OCI in 2023. All these hedges matured in the 2nd half of 2023.
During first half 2023, the Group entered into several FX swap transactions to hedge the risk related to the fluctuation of EUR/USD, as a large part of the operational expenses are euro expenses while the income generated is in USD. The hedges qualify as hedging instruments in a cash flow hedge relationship under
IFRS 9. These instruments have been measured at their fair value; effective changes in fair value have been recognized in OCI and the ineffective portion has been recognized in profit or loss. The notional value of these instruments at June 30, 2023 amounted to USD 22.0 million. The fair value of these instruments at
June 30, 2023 amounted to USD 0.0 million (see Note 17 and 22) and 0 USD has been recognized in OCI in
2023. All these hedges matured in the 2nd half of 2023.
No Fx swaps have been entered into in 2024.
Treasury shares
As of June 30, 2024 Euronav owned 25,807,878 of its own shares, compared to 17,790,716 of shares owned on December 31, 2023. In the six months period ended June 30, 2024 Euronav purchased on the
NYSE and on Euronext Brussels a total of 8,017,162.
Distributions
During its meeting of May 7, 2024, the Supervisory Board of Euronav decided it will make a proposal to a
Special Shareholders’ Meeting to be held on July 2, 2024 to distribute USD 1.15 per share to all shareholders. This payout in cash is proposed as a combination of a dividend of USD 0.27 per share and a repayment from the share issue premium of USD 0.88 per share.
On May 16, 2024, the Annual Shareholders' meeting approved a full year dividend for 2023 of USD 4.57 per share. This pay out was a combination of a dividend of USD 0.27 per share, subject to 30% withholding tax and a share premium of USD 4.30 per share via the issue premium reserve. Of the share premium distribution, USD 0.81 per share is subject to 30% withholding tax.
The total amount of dividends declared in the first six months of 2024 was USD 887.6 million and
USD 903.3 million was paid in the first six months of 2024.